CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 22,248	$ 29,033
Short-term bank deposits	70,000	43,700
Trade receivables (net of allowance for doubtful accounts of $1,898 and $1,127 at December 31, 2013 and 2012, respectively)	52,304	44,066
Other accounts receivable and prepaid expenses	22,853	16,238
Inventories	57,867	50,550
Total current assets	225,272	183,587
Long-term assets:
Severance pay fund	3,973	3,424
Long-term deposits and prepaid expenses	1,603	1,198
Total long-term assets	5,576	4,622
Property, plant and equipment, net	93,634	72,987
OTHER ASSETS	13,372	16,898
Goodwill	39,702	42,955
Total assets	377,556	321,049
Current liabilities:
Short-term bank credit	5,454	5,248
Current maturities of long-term loans		5,500
Trade payables	50,624	36,925
Account payables and current maturities to related parties, including financing leaseback	2,602	2,888
Accrued expenses and other liabilities	20,890	15,314
Total current liabilities	79,570	65,875
Long-term liabilities:
Long-term loan and financing leaseback from a related party	12,342	12,188
Accrued severance pay	4,472	3,989
Long-term warranty provision	1,704	1,599
Deferred tax liabilities, net	6,245	6,375
Total long-term liabilities	24,763	24,151
Redeemable non-controlling interest	7,624	7,106
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2013 and 2012; 34,739,315 and 34,365,250 shares issued and outstanding at December 31, 2013 and 2012, respectively;	364	360
Additional paid-in capital	138,757	135,437
Accumulated other comprehensive income	3,680	8,517
Retained earnings	122,798	79,603
Total equity	265,599	223,917
Total liabilities and equity	$ 377,556	$ 321,049